Taxes (Details 3) - CAD ($)	Aug. 31, 2020	Aug. 31, 2019
Statement Line Items [Line Items]
Temporary Differences	$ 99,532,000	$ 92,018,000
Non-capital losses [member]
Statement Line Items [Line Items]
Temporary Differences	99,290,000	91,799,000
Property, plant and equipment [member]
Statement Line Items [Line Items]
Temporary Differences	240,000	217,000
Capital losses [member]
Statement Line Items [Line Items]
Temporary Differences	$ 2,000	$ 2,000